Property, Plant and Equipment	12 Months Ended
Mar. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment
18)
PROPERTY, PLANT AND EQUIPMENT

Particulars	Land	Building (Owned)	Buildings (Right-of-use)	Computers	Furniture and Fixtures	Office Equipment	Motor Vehicles	Leasehold Improvements	Capital Work- in-Progress	Total
Cost
Balance as at April 1, 2023	818	486	27,398	13,151	939	1,686	4,163	5,386	19	54,046
Acquisitions through business combination (refer note 7 (d))	—	—	109	23	4	6	—	—	—	142
Additions/adjustments	—	—	3,792	1,784	21	214	2,605	121	(19)	8,518
Disposals/adjustments	—	—	(10,407)	(2,772)	(32)	(169)	(575)	(3)	—	(13,958)
Effect of movements in foreign exchange rates	(50)	(24)	(353)	(180)	(21)	(33)	(75)	(79)	—	(815)
Balance as at March 31, 2024	768	462	20,539	12,006	911	1,704	6,118	5,425	—	47,933
Balance as at April 1, 2024	768	462	20,539	12,006	911	1,704	6,118	5,425	—	47,933
Acquisitions through business combination (refer note 7 (e))	—	—	—	54	5	4	—	—	—	63
Additions/adjustments	—	—	3,112	2,628	222	190	3,156	1,336	—	10,644
Disposals/adjustments	—	—	(958)	(1,386)	(2)	(73)	(798)	(146)	—	(3,363)
Effect of movements in foreign exchange rates	55	33	(490)	(307)	(25)	(17)	(170)	(137)	—	(1,058)
Balance as at March 31, 2025	823	495	22,203	12,995	1,111	1,808	8,306	6,478	—	54,219

Accumulated depreciation
Balance as at April 1, 2023	—	486	13,467	9,492	581	1,465	1,102	2,073	—	28,666
Depreciation for the year	—	—	3,767	1,432	93	142	1,218	784	—	7,436
Disposals/adjustments	—	—	(10,385)	(2,661)	(32)	(169)	(408)	(2)	—	(13,657)
Effect of movements in foreign exchange rates	—	(24)	(155)	(127)	(15)	(27)	(23)	(36)	—	(407)
Balance as at March 31, 2024	—	462	6,694	8,136	627	1,411	1,889	2,819	—	22,038
Balance as at April 1, 2024	—	462	6,694	8,136	627	1,411	1,889	2,819	—	22,038
Depreciation for the year	—	—	4,383	1,953	109	136	1,703	826	—	9,110
Disposals/adjustments	—	—	(845)	(1,285)	(2)	(71)	(571)	(100)	—	(2,874)
Effect of movements in foreign exchange rates	—	33	(183)	(208)	(17)	(13)	(53)	(71)	—	(512)
Balance as at March 31, 2025	—	495	10,049	8,596	717	1,463	2,968	3,474	—	27,762
Carrying amounts
As at April 1, 2023	818	—	13,931	3,659	358	221	3,061	3,313	19	25,380
As at March 31, 2024	768	—	13,845	3,870	284	293	4,229	2,606	—	25,895
As at April 1, 2024	768	—	13,845	3,870	284	293	4,229	2,606	—	25,895
As at March 31, 2025	823	—	12,154	4,399	394	345	5,338	3,004	—	26,457

Note: The Company has pledged certain items of property, plant and equipment against bank loans and various credit facilities (refer note 28).